Authorizations payable (Details 1) R$ in Thousands	Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Long term payable	R$ 1,180,428
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Long term payable	320,806
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Long term payable	65,545
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Long term payable	65,545
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Long term payable	65,545
Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Long term payable	65,545
Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Long term payable	59,688
Later Than Seven Years And Not Later Than Eight Years [Member]
IfrsStatementLineItems [Line Items]
Long term payable	R$ 537,754